20. Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	$ 50,969,328	$ 52,704,336
Trade and other payables	2,545,492	8,031,529
Financial liabilities	53,514,820	60,735,865
Less than 3 Months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	4,510,320	0
Trade and other payables	2,545,492	8,031,529
Financial liabilities	7,055,812	8,031,529
3 to 12 Months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	15,614,141	10,926,497
Trade and other payables	0	0
Financial liabilities	15,614,141	10,926,497
More than a Year
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Other loans and borrowings	30,844,867	41,777,839
Trade and other payables	0	0
Financial liabilities	$ 30,844,867	$ 41,777,839